Schedule of Investments (unaudited)
August 31, 2026
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 Franklin Minnesota Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.5%
Guam — 0.9%
Guam Government, GO, Series 2019	5.000%	11/15/31	$335,000	$346,356 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,196,157
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,000,000	1,007,189
Total Guam				2,549,702
Minnesota — 91.2%
Anoka-Hennepin, MN, ISD No 11, GO, School Building Bonds, Series A, SD Credit Program	3.000%	2/1/45	4,100,000	3,121,679
Apple Valley, MN, Revenue, Orchard Path Phase II Project, Series 2021	4.000%	9/1/61	400,000	301,693
Aurora, MN, ISD No 2711, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/29	940,000	853,646
Baytown Township, MN, Charter School Lease Revenue:
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	300,000	277,614
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/41	1,550,000	1,323,570
Bethel, MN, Revenue, Spectrum High School Project, Series A, Refunding	4.250%	7/1/47	895,000	763,087
Bloomington, MN, GO:
Capital Improvement Plan Bonds, Series E	4.000%	2/1/44	200,000	186,885
Capital Improvement Plan Bonds, Series E	4.000%	2/1/45	745,000	692,003
Brainerd, MN, GO:
Series A	4.125%	2/1/44	680,000	647,332
Series A	4.125%	2/1/45	530,000	502,285
Series A	4.250%	2/1/46	345,000	330,961
Brooklyn Park, MN, GO, Series A	4.000%	2/1/44	1,000,000	929,549
Central Minnesota Region, Municipal Power Agency Revenue:
Graceworks Lutheran Services, Series 2017, Refunding, AG	3.000%	1/1/36	300,000	275,639
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/34	780,000	738,621
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/35	375,000	348,284
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/37	300,000	270,882
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	4.000%	1/1/42	340,000	325,782
Chaska, MN, EDA Revenue, Lease Obligation, Series A, Refunding	4.625%	2/1/56	2,000,000	1,919,610
Chisholm, MN, ISD No 695, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/34	525,000	396,349
Cologne, MN, Charter School Lease Revenue, Academy Project, Series A	5.000%	7/1/34	345,000	344,986
Dakota County, MN, Community Development Agency Revenue, City Apartments Project, Series 2024, FNMA - Collateralized	4.200%	5/1/43	1,550,000	1,417,176
Deephaven, MN, Revenue, Eagle Ridge Academy Project, Series A, Refunding	5.250%	7/1/40	500,000	500,090
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	250,000	232,220
Benedictine Health System, Series A, Refunding	4.000%	7/1/41	930,000	791,802
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.000%	2/15/43	2,000,000	2,012,118
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.000%	2/15/48	2,255,000	2,239,322
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.250%	2/15/58	1,000,000	1,001,340
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/38	375,000	369,740
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/39	225,000	220,046
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	3.000%	6/15/44	825,000	668,549
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Duluth, MN, GO, Series H	4.250%	2/1/55	$960,000	$877,570
Duluth, MN, ISD No 709, COP:
Series A, Refunding	4.000%	3/1/32	1,355,000	1,363,635 (b)
Series B, Refunding, SD Credit Program	5.000%	2/1/27	370,000	373,345
Forest Lake, MN, Charter School Lease Revenue, Lakes International Language Academy Project, Series A, Refunding	5.500%	8/1/36	250,000	250,154
Fridley, MN, MFH Revenue, Village Green Apartments Project, Series 2018, FNMA - Collateralized	3.750%	11/1/34	1,799,408	1,736,337
Fulda, MN, ISD No 505, GO, School Building Bonds, Series A, SD Credit Program	4.250%	2/1/41	1,470,000	1,449,231 (c)
Gibbon, MN, ISD No 2365, GO, School Building Bonds, Series A, SD Credit Program	5.000%	2/1/48	1,850,000	1,891,777
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	500,000	412,006
Series A	5.000%	11/1/36	250,000	250,052
Hastings, MN, ISD No 200, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/30	1,000,000	891,592
Hennepin County, MN, Regional Railroad Authority, GO:
Limited Tax Bonds, Series A	5.000%	12/1/35	3,000,000	3,110,392
Sales Tax Revenue, Series C	5.000%	12/15/35	3,000,000	3,169,842
Independence, MN, Revenue, Global Academy Project, Series A, Refunding	4.000%	7/1/51	650,000	495,320
Lake Crystal, MN, Public Utilities Commission Electric Revenue:
Series A, BAM	5.000%	12/1/50	310,000	314,183
Series A, BAM	5.000%	12/1/55	350,000	354,240
Mankato, MN, ISD No 77, GO, Area Public Schools, Facilities Maintenance Bonds, Blue Earth, Le Sueur and Nicollet Counties, Series A, SD Credit Program	4.000%	2/1/41	1,450,000	1,418,379
Maple Grove, MN, Hospital Corp, Health Care Facilities Revenue:
Series 2017, Refunding	5.000%	5/1/30	850,000	854,735
Series 2017, Refunding	5.000%	5/1/31	500,000	502,393
Series 2017, Refunding	5.000%	5/1/32	500,000	502,086
Series 2017, Refunding	4.000%	5/1/37	1,000,000	942,746
Martin County West ISD No 2448, MN, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/43	4,495,000	4,283,709
Minneapolis, MN, GO:
Series 2022	4.000%	12/1/37	4,450,000	4,453,714
Series 2022	4.000%	12/1/38	4,450,000	4,426,500
Minneapolis, MN, Heath Care System Revenue:
Allina Health System	4.000%	11/15/40	4,510,000	4,173,803
Series A	5.000%	11/15/28	2,000,000	2,081,685 (d)(e)
Series A, Refunding	5.000%	11/15/34	2,230,000	2,277,764
Series A, Refunding	4.000%	11/15/38	500,000	474,373
Minneapolis, MN, Multifamily Tax-Exempt Revenue, Mortgage-Backed Bonds, 14th and Central, LLLP Project, FNMA - Collateralized	2.350%	2/1/38	4,470,790	3,516,644
Minneapolis, MN, Revenue:
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/27	100,000	100,126
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/31	100,000	100,078
Minneapolis, MN, Special SD No 1, GO:
Series A, SD Credit Program	5.000%	2/1/29	3,200,000	3,372,732
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Series A, SD Credit Program	4.000%	2/1/35	$1,590,000	$1,605,249
Minneapolis, MN, Student Housing Revenue, Riverton Community Housing Project	5.000%	8/1/53	500,000	452,028
Minneapolis-St. Paul, MN, Metropolitan Airports Commission Revenue:
Series C	5.000%	1/1/36	825,000	829,392
Series C	5.000%	1/1/37	825,000	828,874
Subordinated, Series A, Refunding	5.000%	1/1/35	900,000	980,938
Subordinated, Series A, Refunding	4.250%	1/1/52	2,375,000	2,185,053
Subordinated, Series A, Refunding	5.000%	1/1/52	2,000,000	2,010,225
Minneapolis-St. Paul, MN, Metropolitan Council, GO, Wastewater Revenue Bonds:
Series C	4.000%	3/1/36	2,790,000	2,844,413
Series C	4.000%	3/1/37	2,905,000	2,943,485
Series C	4.000%	3/1/38	3,025,000	3,045,607
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue:
HealthPartners Obligated Group	5.000%	1/1/44	1,615,000	1,644,932
HealthPartners Obligated Group	5.250%	1/1/54	2,500,000	2,529,090
Minnesota State Agricultural & Economic Development Board, Health Care System Revenue, Fairview Health Services, Series A, Refunding	5.000%	11/15/42	3,295,000	3,403,073
Minnesota State HFA Revenue:
Homeownership Finance Bonds, GNMA and FNMA Pass-Through Program, Series B, GNMA / FNMA / FHLMC	2.250%	12/1/42	69,458	59,873
Homeownership Finance Bonds, Mortgage-Backed Securities Pass-Through Program, Series I, GNMA / FNMA / FHLMC	2.800%	12/1/47	127,263	111,537
Rental Housing Bonds, Series D-1	4.950%	8/1/45	165,000	166,175
Rental Housing Bonds, Series D-1	5.100%	8/1/55	100,000	100,649
Rental Housing Bonds, Series D-1	5.150%	8/1/67	445,000	446,743
Rental Housing Bonds, Series D-2, HUD Section 8	3.100%	10/1/28	725,000	725,058
State Appropriation Bonds, Housing Infrastructure, Series C	4.000%	8/1/39	1,000,000	982,134
Minnesota State Higher EFA Revenue:
Bethel University, Refunding	5.000%	5/1/47	1,000,000	850,023
Carleton College	5.000%	3/1/37	500,000	538,706
Carleton College	5.000%	3/1/38	475,000	508,507
Carleton College	5.000%	3/1/39	1,010,000	1,072,552
Carleton College	5.000%	3/1/53	2,750,000	2,784,168
Carleton College, Refunding	3.000%	3/1/30	1,850,000	1,822,664
Carleton College, Refunding	4.000%	3/1/37	500,000	489,654
College of Saint Benedict, Refunding	4.000%	3/1/36	410,000	384,738
College of Saint Benedict, Series 8-K	5.000%	3/1/37	1,000,000	1,000,082
College of Saint Benedict, Series 8-K	4.000%	3/1/43	1,000,000	844,080
College of St. Scholastica, Inc., Refunding	4.000%	12/1/40	1,500,000	1,301,779
Macalester College, Refunding	3.000%	3/1/40	360,000	299,222
Macalester College, Refunding	3.000%	3/1/43	325,000	256,307
Macalester College, Refunding	4.000%	3/1/48	1,000,000	896,129
Saint John’s University	4.000%	10/1/33	475,000	480,578
Saint John’s University	4.000%	10/1/34	175,000	176,315
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Saint John’s University	4.000%	10/1/35	$170,000	$170,512
Saint John’s University	4.000%	10/1/39	425,000	404,043
Series A	5.000%	5/1/46	750,000	513,547
St. Catherine University	5.000%	10/1/43	600,000	584,240
St. Catherine University	5.125%	10/1/48	750,000	726,549
St. Catherine University, Refunding	4.000%	10/1/36	920,000	872,760
St. Catherine University, Refunding	4.000%	10/1/37	580,000	541,863
St. Catherine University, Refunding	5.000%	10/1/45	300,000	287,856
St. Olaf College	3.000%	10/1/38	2,000,000	1,703,996
St. Olaf College	4.000%	10/1/46	5,100,000	4,571,661
St. Olaf College, Series 8N, Refunding	4.000%	10/1/26	85,000	85,071
University of St. Thomas	5.000%	10/1/40	1,000,000	1,017,019
University of St. Thomas, Series A	5.000%	10/1/49	1,825,000	1,830,618
University of St. Thomas, Series A	4.125%	10/1/53	2,325,000	2,020,843
University of St. Thomas, Series A, Refunding	4.000%	10/1/34	400,000	400,870
University of St. Thomas, Series A, Refunding	4.000%	10/1/35	400,000	400,366
Minnesota State Municipal Gas Agency Revenue, Minnesota Community Energy, Gas Project, Series A	5.000%	9/1/35	6,165,000	6,336,245
Minnesota State Municipal Power Agency Electric Revenue:
Refunding	5.000%	10/1/33	250,000	250,364
Series 2016	5.000%	10/1/47	3,930,000	3,929,688
Series 2026, Refunding	5.000%	10/1/28	1,700,000	1,777,666 (c)
Series 2026, Refunding	5.000%	10/1/34	1,950,000	2,178,924 (c)
Minnesota State Office of Higher Education Revenue, Student Loan Program	4.000%	11/1/37	200,000	199,554 (a)
Minnesota State, COP:
State Office Building Project, Series 2023	5.000%	11/1/40	3,500,000	3,680,938
State Office Building Project, Series 2023	5.000%	11/1/41	3,000,000	3,151,718
Minnesota State, GO, Series A	5.000%	8/1/44	4,345,000	4,579,246
Minnetonka, MN, ISD No 276, GO:
School Building Bonds, CAB, Series E, SD Credit Program	0.000%	2/1/38	650,000	406,948 (c)
School Building Bonds, CAB, Series E, SD Credit Program	0.000%	2/1/39	1,000,000	592,133 (c)
Montevideo, MN, ISD No 129, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/40	1,000,000	977,091
Moorhead, MN, Education Facilities Revenue, The Concordia College Corp. Project, Refunding	5.000%	12/1/40	500,000	490,713
Mounds View, MN, MFH Revenue, Sibley Park/Sibley Court Project	3.375%	3/1/28	1,500,000	1,503,076 (d)(e)
Mountain Lake, MN, Electric Revenue:
Series A, AG	4.875%	12/1/55	170,000	164,735
Series B, AG	5.000%	12/1/37	300,000	320,815
Series B, AG	5.000%	12/1/40	160,000	166,766
Series B, AG	5.000%	12/1/42	200,000	207,635
Series B, AG	5.000%	12/1/45	200,000	205,708
Series B, AG	5.000%	12/1/50	535,000	537,243
Series B, AG	5.000%	12/1/54	650,000	647,348
Northern Municipal Power Agency, MN, Electric System Revenue:
Series 2017, Refunding	5.000%	1/1/31	200,000	201,377
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Series 2017, Refunding	5.000%	1/1/32	$215,000	$216,396
Series 2017, Refunding	5.000%	1/1/33	235,000	236,446
Series 2017, Refunding	5.000%	1/1/34	210,000	211,187
Series 2017, Refunding	5.000%	1/1/35	170,000	170,902
Series 2017, Refunding	5.000%	1/1/36	180,000	180,890
Series 2023, AG	5.000%	1/1/39	250,000	259,856
Series 2023, AG	5.000%	1/1/41	515,000	529,540
Oakdale, MN, Housing & Health Care Facilities Revenue, Ebenezer Obligated Group, Series A, Refunding	5.750%	12/1/55	500,000	499,142
Osakis, MN, ISD No 213, GO:
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/40	240,000	233,064
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/41	400,000	381,201
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/43	840,000	787,510
School Building, Tax Abatement and Facilities Maintenance Bonds, Series A, SD Credit Program	4.250%	2/1/46	395,000	377,250
Ramsey County, MN, GO, Capital Improvement Plan, Series A	3.375%	2/1/39	580,000	522,690
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	600,000	602,370
Regents of the University of Minnesota, MN, GO:
Series A	5.000%	9/1/40	1,460,000	1,474,642
Series A	5.000%	9/1/42	1,410,000	1,422,077
Rice County, MN, GO, Public Safety Center Bonds, Series A, Minnesota State Credit Enhancement Program	4.000%	2/1/48	2,000,000	1,821,393
Richfield, MN, ISD No 280, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/36	1,500,000	1,501,617
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, Series 2018	4.000%	11/15/48	1,500,000	1,390,517
Mayo Clinic, Series 2022, Refunding	4.000%	11/15/39	1,125,000	1,102,220
Mayo Clinic, Series A	4.375%	11/15/53	2,000,000	1,855,708
Mayo Clinic, Series B, Refunding	5.000%	11/15/36	500,000	558,907
Rochester, MN, ISD No 535, GO:
Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/32	1,805,000	1,858,479
Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/37	4,960,000	4,977,188
Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/38	5,955,000	5,954,219
Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/42	1,000,000	964,796
Sartell-St. Stephen, MN, ISD No 748, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/34	700,000	511,246
Sauk Rapids-Rice, MN, ISD No 47, GO:
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/33	1,365,000	1,513,876
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/34	1,335,000	1,492,315
School Building Bonds, Series A, SD Credit Program	5.000%	2/1/35	985,000	1,091,420
School Building Bonds, Series A, SD Credit Program	4.000%	2/1/41	395,000	387,224
Shakopee, MN, ISD No 720, GO, Facilities Maintenance Bonds, CAB, Series C, SD Credit Program	0.000%	2/1/30	3,355,000	2,968,233
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
South Washington County, MN, ISD, No 833, GO:
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/44	$2,000,000	$1,823,365
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/46	2,000,000	1,856,160
Southern Minnesota Municipal Power Agency Revenue, Power Supply System, Series A	5.000%	1/1/47	1,815,000	1,829,028
St. Cloud, MN, Health Care Revenue:
Centracare Health System, Series 2019, Refunding	4.000%	5/1/49	2,505,000	2,178,589
Centracare Health System, Series 2024, Refunding	5.000%	5/1/54	6,335,000	6,304,859
Centracare Health System, Series 2026, Refunding	5.000%	5/1/36	1,000,000	1,090,060
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Children’s Health Care, Series 2025	5.000%	8/15/44	500,000	514,394
Community of Peace Academy Project, Series A, Refunding	5.000%	12/1/37	500,000	499,973
Fairview Health Services, Series A, Refunding	4.000%	11/15/36	1,000,000	969,019
Fairview Health Services, Series A, Refunding	4.000%	11/15/37	1,000,000	955,838
Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,500,000	2,260,284
Nova Classical Academy Project, Series 2016, Refunding	4.000%	9/1/36	450,000	426,388
Nova Classical Academy Project, Series 2021, Refunding	2.000%	9/1/26	80,000	80,000
Nova Classical Academy Project, Series 2025, Refunding	5.500%	9/1/55	425,000	409,039
Nova Classical Academy Project, Series 2025, Refunding	5.625%	9/1/65	1,000,000	956,554
Series A, Refunding	4.000%	10/1/33	650,000	647,295
Twin Cities German Immersion School Project, Series A	5.000%	7/1/33	370,000	370,137
Twin Cities German Immersion School Project, Series A, Refunding	6.125%	7/1/65	500,000	480,230
St. Paul, MN, Port Authority District Energy Revenue:
Series 2023-3	4.750%	10/1/43	1,000,000	995,485
Series 2024-1	5.000%	10/1/44	1,800,000	1,851,695
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project, Series 2007-1	5.000%	8/1/36	555,000	555,186
Stearns County, MN, GO, Sales Tax Revenue Bonds, Series A	4.375%	12/1/55	1,000,000	942,271
Stillwater, MN, ISD, No 834, GO, School Building and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/44	1,500,000	1,391,486
Virginia, MN, Northland Learning Center No 6076, COP:
Series A	3.375%	4/1/30	400,000	393,049
Series A	4.875%	4/1/46	1,000,000	951,493
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/31	395,000	422,977
Cancer Center Project, Series A	5.000%	12/1/32	365,000	393,375
Cancer Center Project, Series A	5.000%	12/1/33	385,000	416,980
Cancer Center Project, Series A	5.000%	12/1/34	455,000	496,888
Cancer Center Project, Series A	5.000%	12/1/45	1,900,000	1,945,254
Waite Park, MN, GO, Series A	5.000%	12/15/50	2,095,000	2,140,060
Warren, MN, Warren-Alvarado-Oslo, ISD No 2176, GO:
School Building Bonds, Series A, SD Credit Program	3.250%	2/1/36	625,000	592,224
School Building Bonds, Series A, SD Credit Program	3.500%	2/1/39	1,300,000	1,207,019
School Building Bonds, Series A, SD Credit Program	3.625%	2/1/40	1,120,000	1,026,788
Wayzata, MN, ISD No 284, GO:
School Building Bonds, Series B, SD Credit Program	5.000%	2/1/38	3,345,000	3,612,056 (c)
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
School Building Bonds, Series B, SD Credit Program	5.000%	2/1/39	$5,395,000	$5,777,116 (c)
Western Minnesota Municipal Power Agency, Power Supply Revenue, Series A	5.000%	1/1/49	3,500,000	3,520,196
Winona, MN, ISD No 861, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/31	1,075,000	1,110,241
Wright County, MN, COP, Series A	3.000%	12/1/39	1,050,000	887,290
Wright County, MN, GO:
Capital Improvement Bonds, Series A	3.300%	12/1/35	2,050,000	1,962,467
Capital Improvement Bonds, Series A	3.450%	12/1/37	1,680,000	1,580,740
Total Minnesota				260,539,849
New Jersey — 0.1%

New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	260,000	260,204 (a)
Ohio — 0.1%

Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2016, Refunding	5.000%	7/1/40	250,000	250,066
Puerto Rico — 1.9%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	500,000	484,986
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-2	4.329%	7/1/40	5,000,000	4,894,097
Total Puerto Rico				5,379,083
Washington — 0.3%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,000,000	1,080,167
Total Investments before Short-Term Investments (Cost — $277,503,383)				270,059,071
			Shares
Short-Term Investments — 10.7%
Money Market Funds — 8.8%
Putnam Government Money Market Fund, Class P Shares (Cost — $25,036,132)	3.420%		25,036,132	25,036,132 (f)(g)
		Maturity Date	Face Amount
Municipal Bonds — 1.9%
Minnesota — 1.9%
Minnesota State HFA Revenue, Residential Housing Finance Bonds, Series F, Refunding, GNMA / FNMA / FHLMC, SPA - Royal Bank of Canada	2.300%	1/1/41	$2,000,000	2,000,000 (h)(i)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, Series B, Refunding	2.000%	11/15/38	2,000,000	2,000,000 (h)(i)
Mayo Clinic, Series B, Refunding, SPA - Northern Trust Co.	2.100%	11/15/38	1,500,000	1,500,000 (h)(i)

Total Municipal Bonds (Cost — $5,500,000)				5,500,000

Total Short-Term Investments (Cost — $30,536,132)				30,536,132
Total Investments — 105.2% (Cost — $308,039,515)				300,595,203
Liabilities in Excess of Other Assets — (5.2)%				(14,857,517)
Total Net Assets — 100.0%				$285,737,686

See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Minnesota Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $25,036,132 and the cost was $25,036,132 (Note 2).

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
ISD	—	Independent School District
MFH	—	Multi-Family Housing
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Minnesota Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$270,059,071	—	$270,059,071
Short-Term Investments†:
Money Market Funds	$25,036,132	—	—	25,036,132
Municipal Bonds	—	5,500,000	—	5,500,000
Total Short-Term Investments	25,036,132	5,500,000	—	30,536,132
Total Investments	$25,036,132	$275,559,071	—	$300,595,203

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$14,721,946	$41,650,034	41,650,034	$31,335,848	31,335,848

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$66,357	—	$25,036,132

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report